EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
Basic earnings per common share is calculated by dividing net income attributable to common shareholders by the weighted average number of shares of common stock outstanding during the reporting period. Treasury stock is excluded from the weighted average number of shares of common stock outstanding. Diluted earnings per common share is calculated to give effect to all potentially dilutive common shares that were outstanding during the reporting period. The dilutive effect of outstanding equity-based compensation awards is reflected in diluted earnings per common share by application of the treasury stock method using average market prices during the period.
Our calculation of diluted earnings per share reflects our intent to settle conversions of the Convertible Notes through a combination settlement, which contemplates repayment in cash of the principal amount and repayment in shares of our common stock of any excess of the conversion value over the principal amount (the “conversion premium”). Therefore, we include only the shares that may be issued with respect to any conversion premium in total dilutive weighted average shares outstanding, which we calculate using the treasury stock method. As no conversion premium existed as of December 31, 2017, there was no dilutive impact from the Convertible Notes for 2017.
The shares issuable on exercise of the Warrants (as defined in Footnote 11 “Debt”) sold in connection with the issuance of the Convertible Notes will not impact the total dilutive weighted average shares outstanding unless and until the price of our common stock exceeds the strike price of $176.68, as described in Footnote 11 “Debt.” If and when the price of our common stock exceeds the strike price of the Warrants, we will include the dilutive effect of the additional shares that may be issued upon exercise of the Warrants in total dilutive weighted average shares outstanding, which we calculate using the treasury stock method. The Convertible Note Hedges (as defined in Footnote 11 “Debt”) purchased in connection with the issuance of the Convertible Notes are considered to be anti-dilutive and will not impact our calculation of diluted earnings per share.
The table below illustrates the reconciliation of the earnings and number of shares used in our calculation of basic and diluted earnings per share.

(in millions, except per share amounts)	2017(1)	2016(2)	2015(3)
Computation of Basic Earnings Per Share
Net income	$235	$122	$127
Shares for basic earnings per share	27.1	27.9	31.5
Basic earnings per share	$8.70	$4.37	$4.04
Computation of Diluted Earnings Per Share
Net income	$235	$122	$127
Shares for basic earnings per share	27.1	27.9	31.5
Effect of dilutive shares outstanding
Employee stock options and SARs	0.4	0.3	0.5
Restricted stock units	0.2	0.2	0.2
Shares for diluted earnings per share	27.7	28.4	32.2
Diluted earnings per share	$8.49	$4.29	$3.95

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(1)
The computations of diluted earnings per share exclude approximately 238,000 shares of common stock, the maximum number of shares issuable as of December 31, 2017 upon the vesting of certain performance-based awards, because the performance conditions required to be met for the shares subject to such awards to vest were not achieved by the end of the reporting period.

(2)
The computations of diluted earnings per share exclude approximately 217,000 shares of common stock, the maximum number of shares issuable as of December 30, 2016 upon the vesting of certain performance-based awards, because the performance conditions required to be met for the shares subject to such awards to vest were not achieved by the end of the reporting period.

(3)
The computations of diluted earnings per share exclude approximately 136,000 shares of common stock, the maximum number of shares issuable as of January 1, 2016 upon the vesting of certain performance-based awards, because the performance conditions required to be met for the shares subject to such awards to vest were not achieved by the end of the reporting period.

In accordance with the applicable accounting guidance for calculating earnings per share, for the year ended December 31, 2017, our calculation of diluted earnings per share included shares underlying stock appreciation rights (“SARs”) that may be settled in shares of common stock, because the exercise prices of such SARs were less than or equal to the average market prices for the applicable period.
For the year ended December 30, 2016, we excluded from our calculation of diluted earnings per share 62,018 shares underlying SARs that may be settled in shares of common stock because the exercise price of $77.42 of such SARs was greater than the average market price for the applicable period.
For the year ended January 1, 2016, we excluded from our calculation of diluted earnings per share 62,018 shares underlying SARs that may be settled in shares of common stock because the exercise price of $77.42 of such SARs was greater than the average market prices for the applicable period.